EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	$ 43,338	$ 30,792
Mine and camp costs	3,143	4,301
Provision for reclamation		3,762
Effect of movements in exchange rates		2,159
Drilling and exploration	1,488	766
Depreciation of plant and equipment	540	716
Interest and financing costs	414	377
Geological and related services	205	264
Water treatment and tailing storage facility costs	53	224
Assessments and taxes	115	179
Mineral exploration tax credit		(202)
Assays	13
Effect of movements in exchange rates	(2,528)
Ending balance	46,781	43,338
Durango, Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	9,034	7,979
Mine and camp costs
Provision for reclamation
Effect of movements in exchange rates		555
Drilling and exploration	346	418
Depreciation of plant and equipment
Interest and financing costs
Geological and related services
Water treatment and tailing storage facility costs
Assessments and taxes	86	82
Mineral exploration tax credit
Assays
Effect of movements in exchange rates	226
Ending balance	9,692	9,034
British Columbia & Yukon, Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	34,304	22,813
Mine and camp costs	3,143	4,301
Provision for reclamation		3,762
Effect of movements in exchange rates		1,604
Drilling and exploration	1,142	348
Depreciation of plant and equipment	540	716
Interest and financing costs	414	377
Geological and related services	205	264
Water treatment and tailing storage facility costs	53	224
Assessments and taxes	29	97
Mineral exploration tax credit		(202)
Assays	13
Effect of movements in exchange rates	(2,754)
Ending balance	$ 37,089	$ 34,304